FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash	$ 2,229	$ 2,180
Cash equivalents	641	408
Financial assets and other assets	23,525	17,254
Financial liabilities	$ 59,486	40,783
Minimum percentage of collateral held	105.00%
Fair value of collateral held	$ 531	472
Equity investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets and other assets	1,136	1,369
Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets and other assets	5,585	6,243
Derivative financial assets	418	176
Derivative financial liabilities	223	220
Financial assets at fair value through other comprehensive income | Other financial assets - debt instruments measured at FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets and other assets	4,031	4,697
Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	29	87
Derivative financial liabilities	101	58
Hedges of net investment in foreign operations | Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	298	146	$ (34)
Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	389	89
Derivative financial liabilities	122	162
Cash flow hedges | Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	376	88	(216)
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	589	498	11
Financial assets	692	297	$ 341
Securities lending
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets loaned under securities lending program	$ 502	$ 450